PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of PROPERTY AND EQUIPMENT
	December 31,	December 31,
	2022	2021

Furniture and fixtures	$69,840	$69,840
Leasehold improvements	30,298	26,145
Equipment	22,240	22,240
Vehicles	32,000	32,000
	$154,378	$150,225
Less accumulated depreciation	(80,184)	(57,663)
	$74,194	$92,562